Derivative Instruments - Schedule of Hedges to Payroll Expenses (Details) - Designated as Hedging Instrument - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative, notional amount	$ 32,158	$ 37,431
Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative, notional amount	32,158	31,833
Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, notional amount	0	5,598
Fair Value, Inputs, Level 2
Derivative [Line Items]
Derivative, Fair Value, Net	1,159	(56)
Fair Value, Inputs, Level 2 | Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	1,159	173
Fair Value, Inputs, Level 2 | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	$ 0	$ (229)